Equity Investments (Details) - Schedule of fair values of warrants	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Fair Values Of Warrants Abstract
Risk free interest rate		0.97%
Expected volatility		114.00%
Expected life of warrants in years		0.19